ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 7. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Accounts payable	$159,118	$81,168
Accrued officers’ salary	75,000	37,500
Accrued interest	75,408	19,307
Accrued payroll taxes	57,850	32,225
Customer deposits	10,000	-
	$377,376	$170,200